Commitments and contingencies - Summary of assessments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	$ 294,610
Tax Assessments Penalties And Interest Expense	442,302
Total	736,912
Year 2003 - 2005 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	8,780
Tax Assessments Penalties And Interest Expense	39,700
Total	48,480
Year 2006 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	11,206
Tax Assessments Penalties And Interest Expense	51,769
Total	62,975
Year 2007 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	12,821
Tax Assessments Penalties And Interest Expense	21,177
Total	33,998
Year 2008 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	16,906
Tax Assessments Penalties And Interest Expense	16,859
Total	33,765
Year 2009 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	56,000
Tax Assessments Penalties And Interest Expense	51,606
Total	107,606
Year 2010 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	53,700
Tax Assessments Penalties And Interest Expense	117,880
Total	171,580
Year 2011 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	41,063
Tax Assessments Penalties And Interest Expense	67,932
Total	108,995
Year 2012 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	869
Tax Assessments Penalties And Interest Expense	9,477
Total	10,346
Year 2013 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	48,401
Tax Assessments Penalties And Interest Expense	65,902
Total	114,303
Year 2014-2020 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessments, Estimated possible losses	44,864
Tax Assessments Penalties And Interest Expense	0
Total	$ 44,864